Subsequent Events (Details) - $ / shares							1 Months Ended
		Sep. 24, 2026	Sep. 11, 2026	Aug. 11, 2026	Jul. 31, 2026	Jul. 13, 2026	Aug. 20, 2026	Aug. 27, 2026	Aug. 06, 2026	Jun. 30, 2026	Jun. 17, 2026	Jun. 02, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Issuance of shares	[1]									618,997			28,794	28
Percentage of equity interest												70.00%
Hong Kong Fine Technology Co. [Member]
Subsequent Events [Line Items]
Issuance of shares											75,000,000	241,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Increase (decrease) in number of ordinary shares issued					80,068
Number of ordinary share issued				205,333			467,081
Reverse stock split				1 to 15	1 to 15		1 to 15
Reverse Share Split				3,080,000	1,201,025	1,522,288	7,006,211
Issuance of shares						846
Percentage of equity interest									70.00%
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Reverse stock split						1 to 60
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Reverse stock split						1 to 30
Forecast [Member]
Subsequent Events [Line Items]
Number of ordinary share issued			147,889
Reverse stock split		1 to 15
Forecast [Member] | Top of range [member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 4
Forecast [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)		$ 0.2
Forecast [Member] | Alumni Capital LP [Member]
Subsequent Events [Line Items]
Issuance of shares								170,851
Forecast [Member] | Reverse Share Splits 1 [Member]
Subsequent Events [Line Items]
Reverse Share Split		203,340

[1]	Giving retroactive effect to 1 to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025, 1 to 60 reverse share split effected on February 27, 2026 and 1 to 15 reverse share split effected on August 24, 2026